COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Operating Lease Commitments	Operating lease commitments
	RMB	US$

2019	25,661	3,780
2020	26,892	3,961
2021	21,952	3,234
2022	16,499	2,430

	91,004	13,405